EMPLOYEE BENEFITS - Movement in net liabilities for defined benefit plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS
Balance at beginning of year	$ 159	$ 310
Expense recognized in the statements of operations:
Current service costs and interest costs	22	29
Recognized gains (losses) including other:
Actuarial gains (losses) carried to other comprehensive income	94	(166)
Other movements:
Benefits paid	(11)	(5)
Deposits made by the Group	(4)	(9)
Balance at end of year	$ 260	$ 159